Other Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Current assets [Abstract]
Inventories	$ 13,727	$ 10,706
Deferred mobilization expenses	46,407	38,052
Prepayments and advances	14,789	11,521
Swap cash collateral	8,000	0
Other	10,716	4,969
Other current assets	$ 93,639	$ 65,248